Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right-of-use assets	$ 7,764	$ 10,864
Accrued rent	934	877
Total operating lease right-of-use asset, net	6,830	9,987
Short-term operating lease liabilities	3,076	3,033
Long-term operating lease liabilities	4,688	7,831
Total operating lease liabilities	7,764	10,864
Cash paid for amounts included in the measurement of operating lease liabilities	$ 3,300	$ 3,200